UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 68,386	$ 1,184,215
Restricted cash		422	$ 136
Inventory		12,019,000	17,142,000
Total current assets	351,449	1,499,434
Property, plant and equipment, net		4,833,000	5,517,000
Right-of-use assets, net		7,882,000	10,032,000
Other non-current assets		3,837,000	3,457,000
Total Assets	116,533,229	117,661,907
Current liabilities:
Accounts payable	1,591,223	96,248
Other accrued expenses		22,538,000	17,434,000
Subordinated debt		10,065,000
Current portion of long-term debt		298,000	272,000
Total current liabilities	1,601,223	96,248
Long-term debt		2,087,000
Total liabilities	20,026,793	16,493,248
Mezzanine equity:
Convertible preferred stock, $0.0001 par value; 9,293,156 shares authorized at June 30, 2021 and December 31, 2020; 4,594,410 and 4,581,404 shares issued and outstanding at June 30, 2021 and December 31, 2020	0	0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,398,351 shares issued and outstanding (excluding 9,521,649 shares subject to possible redemption)	586	540
Additional paid-in capital	5,569,218	907,041
Accumulated deficit	(569,799)	4,092,424
Total stockholders’ equity	5,000,005	5,000,005
Total Liabilities and Stockholders’ Equity	116,533,229	117,661,907
Common Class B [Member]
Mezzanine equity:
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,398,351 shares issued and outstanding (excluding 9,521,649 shares subject to possible redemption)
Common Class C [Member]
Mezzanine equity:
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,398,351 shares issued and outstanding (excluding 9,521,649 shares subject to possible redemption)
Airspan [Member]
Current assets:
Cash and cash equivalents	12,208,000	18,196,000	2,877,000
Restricted cash	187,000	422,000	136,000
Accounts receivable, net of allowance of $256 and $374 at June 30, 2021 and December 31, 2020, respectively	40,671,000	71,621,000	40,281,000
Inventory	13,048,000	12,019,000	17,142,000
Prepaid expenses and other current assets	9,062,000	7,602,000
Total current assets	75,176,000	109,860,000	68,521,000
Property, plant and equipment, net	6,425,000	4,833,000	5,517,000
Goodwill	13,641,000	13,641,000	13,641,000
Intangible assets, net	7,031,000	7,629,000
Right-of-use assets, net	7,750,000	7,882,000	10,032,000
Other non-current assets	3,781,000	3,837,000	3,457,000
Total Assets	113,804,000	147,682,000	110,530,000
Current liabilities:
Accounts payable	17,890,000	36,849,000	24,837,000
Deferred revenue	4,729,000	7,521,000	10,035,000
Other accrued expenses	26,251,000	22,538,000
Subordinated debt	10,316,000	10,065,000
Current portion of long-term debt	288,000	298,000	272,000
Total current liabilities	59,474,000	77,271,000	150,219,000
Long-term debt		2,087,000
Subordinated term loan - related party	36,325,000	34,756,000
Senior term loan	38,895,000	36,834,000	0
Other long-term liabilities	21,285,000	17,147,000
Total liabilities	155,979,000	168,095,000	161,501,000
Mezzanine equity:
Convertible preferred stock, $0.0001 par value; 9,293,156 shares authorized at June 30, 2021 and December 31, 2020; 4,594,410 and 4,581,404 shares issued and outstanding at June 30, 2021 and December 31, 2020	364,128,000	363,481,000	309,923,000
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,398,351 shares issued and outstanding (excluding 9,521,649 shares subject to possible redemption)
Additional paid-in capital	312,989,000	311,431,000	308,788,000
Accumulated deficit	(719,292,000)	(695,325,000)	(669,682,000)
Total stockholders’ equity	(406,303)	(383,894)	(360,894)
Total Liabilities and Stockholders’ Equity	$ 113,804,000	$ 147,682,000	$ 110,530,000